INCOME TAXES - Components of Income Tax Provision (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal									$ 181	$ (260)	$ (71)
Foreign									3,281	3,788	3,869
State									388	(41)	300
Total current income taxes									3,850	3,487	4,098
Deferred
Federal									2,510	2,867	(4,558)
Foreign									361	(716)	900
State									476	548	(43)
Total deferred income taxes									3,347	2,699	(3,701)
Provision (benefit) for income tax on continuing operations before noncontrolling interests	1,077	2,068	1,921	2,131	1,184	1,102	2,225	1,675	7,197	6,186	397
Provision (benefit) for income taxes on discontinued operations									12	(244)	(52)
Provision (benefit) for income taxes on cumulative effect of accounting changes									0	0	(58)
Income tax expense (benefit) reported in stockholders’ equity related to:
Foreign currency translation									65	(48)	(709)
Investment securities									1,007	(1,300)	369
Employee stock plans									(87)	28	265
Cash flow hedges									207	625	311
Benefit plans									(660)	698	(390)
Retained earnings(2)									(353)	0	0
Income taxes before non-controlling interests									7,388	5,945	133
Provision (benefit) for effect of securities transactions									200	262	1,138
Provision (benefit) for effect of other-than-temporary-impairment losses									$ (148)	$ (187)	$ (1,740)